Consolidated Statements of Stockholders' Equity - USD ($)	Series A Warrants [Member] Common Stock [Member]	Series A Warrants [Member] Additional Paid-in Capital [Member]	Series A Warrants [Member]	Series B Warrants [Member] Common Stock [Member]	Series B Warrants [Member] Additional Paid-in Capital [Member]	Series B Warrants [Member]	Investment Banker [Member] Common Stock [Member]	Investment Banker [Member] Additional Paid-in Capital [Member]	Investment Banker [Member]	Investor Relations Consultant [Member] Common Stock [Member]	Investor Relations Consultant [Member] Additional Paid-in Capital [Member]	Investor Relations Consultant [Member]	GLG Pharma, LLC. [Member] Common Stock [Member]	GLG Pharma, LLC. [Member]	Former CEO [Member] Common Stock [Member]	Former CEO [Member] Additional Paid-in Capital [Member]	Former CEO [Member]	The 2016 Registered Direct Offering [Member] Common Stock [Member]	The 2016 Registered Direct Offering [Member] Additional Paid-in Capital [Member]	The 2016 Registered Direct Offering [Member]	Over-Allotment Option [Member] Preferred Stock [Member]	Over-Allotment Option [Member] Common Stock [Member]	Over-Allotment Option [Member] Additional Paid-in Capital [Member]	Over-Allotment Option [Member] Retained Earnings [Member]	Over-Allotment Option [Member] AOCI Attributable to Parent [Member]	Over-Allotment Option [Member]	Consulting Agreement One [Member] Common Stock [Member]	Consulting Agreement One [Member] Additional Paid-in Capital [Member]	Consulting Agreement One [Member]	Consulting Agreement Two [Member] Common Stock [Member]	Consulting Agreement Two [Member] Additional Paid-in Capital [Member]	Consulting Agreement Two [Member]	Investor Relations Consultant [Member] Common Stock [Member]	Investor Relations Consultant [Member] Additional Paid-in Capital [Member]	Investor Relations Consultant [Member]	Private Placement [Member] Preferred Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2015																																							$ 18,950	$ 2,080	$ 44,584,118	$ (40,492,437)		$ 4,112,711
Balance (in shares) at Dec. 31, 2015																																								208,259
Shares issued for two options exercised at $65.75 per share (in shares)																																								1,312
Shares issued for two options exercised at $65.75 per share																																								$ 13	86,240			86,253
Shares issued for preferred stock conversion into common stock per the break-up of the Unit from the 2015 public offering																																							(18,158)	$ 664	17,494			0
Shares issued for preferred stock conversion into common stock per the break-up of the Unit from the 2015 public offering (in shares)																																								66,396
Warrant exercises (in shares)	2,318,663			628,237
Warrant exercises	$ 23,187	$ 556,479	$ 579,666	$ 6,282	$ 150,777	$ 157,059
Shares issued for services (in shares)							135,995
Shares issued for services							$ 1,360	$ 508,620	$ 509,980
Shares issued pursuant to the public offering (in shares)										26,000			400,000		20,000			756,999
Shares issued pursuant to the public offering										$ 260	$ 116,740	$ 117,000	$ 4,000	$ 4,000	$ 200	$ 90,151	$ 90,351	$ 7,570	$ 1,618,335	$ 1,625,905
Vesting Expense																																									165,271			165,271
Unrealized (loss) from marketable securities																																											$ 1,501	1,501
Corrections due to rounding for reverse split and DTCC increase (in shares)																																								2,567
Corrections due to rounding for reverse split and DTCC increase																																								$ 28	(29)			(1)
Net loss																																										(6,526,014)		(6,526,014)
Balance at Dec. 31, 2016																																							792	$ 45,644	47,894,196	(47,018,451)	1,501	923,682
Balance (in shares) at Dec. 31, 2016																																								4,564,428
Shares issued for services (in shares)
Shares issued pursuant to the public offering (in shares)																						175,000																		1,750,000
Shares issued pursuant to the public offering																						$ 1,750	$ 392,000			$ 393,750														$ 17,500	3,403,688			3,421,188
Vesting Expense																																									2,142,189			2,142,189
Unrealized (loss) from marketable securities																																											(1,501)	(1,501)
Net loss																																										(4,877,542)		(4,877,542)
Reverse shares issued for escrow with GLG Pharma pursuant to the termination agreement (in shares)																																								(400,000)
Reverse shares issued for escrow with GLG Pharma pursuant to the termination agreement																																								$ (4,000)				(4,000)
Balance at Sep. 30, 2017																																							792	$ 62,327	54,114,771	(51,895,993)		2,281,897
Balance (in shares) at Sep. 30, 2017																																								6,232,761
Balance at Dec. 31, 2016																																							792	$ 45,644	47,894,196	(47,018,451)	1,501	923,682
Balance (in shares) at Dec. 31, 2016																																								4,564,428
Shares issued for services (in shares)																											100,000			43,333			50,000
Shares issued for services																											$ 1,000	$ 219,000	$ 220,000	$ 433	$ 63,699	$ 64,132	$ 500	$ 78,500	$ 79,000
Shares issued pursuant to the public offering (in shares)																						175,000																		1,750,000
Shares issued pursuant to the public offering																						$ 1,750	392,000			393,750										$ 12,138	$ 1,201,681	$ 1,213,819		$ 17,500	3,403,688			3,421,188
Vesting Expense																																									4,042,256			4,042,256
Unrealized (loss) from marketable securities																																										(1)	(1,501)
Net loss																																										(7,746,593)		(7,746,593)
Reverse shares issued for escrow with GLG Pharma pursuant to the termination agreement (in shares)																																								(400,000)
Reverse shares issued for escrow with GLG Pharma pursuant to the termination agreement																																								$ (4,000)				(4,000)
Preferred conversion to common shares pursuant to private placement agreement																																							(5,659)	$ 6,604	85,236			86,182
Preferred conversion to common shares pursuant to private placement agreement (in shares)																																								660,522
Balance at Dec. 31, 2017																																							7,271	$ 69,432	57,380,256	(54,765,045)		2,691,914
Balance (in shares) at Dec. 31, 2017																																								6,943,283
Shares issued pursuant to the public offering (in shares)																						215,247																		2,900,000
Shares issued pursuant to the public offering																						$ 2,153	$ 202,268	$ 1		$ 204,422														$ 29,000	2,726,087			2,755,087
Vesting Expense																																									800,322			800,322
Net loss																																										(6,640,301)		(6,640,301)
Preferred conversion to common shares pursuant to private placement agreement																																							(6,479)	$ 5,897	582			0
Preferred conversion to common shares pursuant to private placement agreement (in shares)																																								589,747
Balance at Sep. 30, 2018																																							$ 792	$ 133,983	$ 64,297,137	$ (61,405,345)		$ 3,026,567
Balance (in shares) at Sep. 30, 2018																																								13,398,339